SCHEDULE OF BORROWINGS (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Debt Disclosure [Abstract]
Long-term borrowings		$ 19,597
Total current borrowings		19,597
Long-term borrowings
Total non-current borrowings